UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
OPERATING ACTIVITIES
Net income	$ (11,239)		$ 144,533
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,467		17,671
Amortization of deferred tax benefit on intragroup transfers	(1,744)		(1,743)
Amortization of deferred charges and parent guarantee	1,093		65
Gain on disposals to Golar Partners (includes amortization of deferred gains)	(35,036)		(65,365)
Equity in net earnings of affiliates	(7,084)		(5,490)
Dividend income from available-for-sale and cost investments recognized in operating income	(12,855)		(15,101)
Dividends received	30,153		31,290
Drydocking expenditure	(3,203)		(235)
Stock-based compensation	241		332
Net foreign exchange gain	(839)		0
Trade accounts receivable	(7,443)		(501)
Inventories	(1,285)		(5,449)
Prepaid expenses, accrued income and other assets	29,491		(41,061)
Amount due to/from related companies	(1,662)		1,191
Trade accounts payable	(6,548)		(1,892)
Accrued expenses and deferred income	4,696		(3,354)
Other liabilities	(8,795)		(20,254)
Net cash (used in) provided by operating activities	(7,592)		34,637
INVESTING ACTIVITIES
Additions to vessels and equipment	(2,224)		(410)
Additions to newbuildings	(459,041)		(298,499)
Additions to assets under development	(165,078)		0
Short-term loan granted to third party	0		(11,960)
Short-term loan to Golar Partners	(20,000)		(20,000)
Additions to investments	0		(2,620)
Additions to available-for-sale securities	0		(12,400)
Proceeds from disposal of business to Golar Partners, net of cash disposed (1)	148,048	[1]	117,517	[1]
Restricted cash and short term investments	23,433		1,551
Net cash used in investing activities	(474,862)		(226,821)
FINANCING ACTIVITIES
Proceeds from issuance of equity, net of issue costs (2)	661,582	[2]	0	[2]
Proceeds from Short-term Debt	67,559		0
Proceeds from long-term debt (including related parties)	289,203		0
Repayments of short term and long term debt - including Related Parties	(132,941)		(4,700)
Financing costs paid	(7,853)		(47)
Cash dividends paid(3)	(36,271)	[3]	(36,479)	[3]
Proceeds from exercise of share options	511		153
Net cash provided by (used in) financing activities	841,790		(41,073)
Net (decrease) increase in cash and cash equivalents	359,336		(233,257)
Cash and cash equivalents at beginning of period	125,347		424,714
Cash and cash equivalents at end of period	$ 484,683		$ 191,457

[1]	In addition to cash consideration received for the disposals to Golar Partners, there was non-cash consideration, including assumption of bank debt, interest rate swap asset/liability and other purchase price adjustments (see note 4).
[2]	This excludes additional issue costs of $0.6 millionwhich were paid in July 2014.
[3]	Cash dividends declared in relation to the quarter ended March 31, 2014 amounting to$36.2 million were paid in July 2014.